Discontinued Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
NOTE 11. Discontinued Operations

Discontinued operations are a component of an entity that has either been disposed of or is deemed held-for-sale
and, (i) the operations and cash flows of the component have been or will be eliminated from ongoing operations as a result of the disposal transaction, and (ii) the entity will not have any significant continuing involvement in the operations of the component after the disposal transaction.
During 2020, the Company implemented a plan to divest its California operations, which included the entirety of its Medicaid line of business, via three separate transactions with different parties. In August 2020, the Company disposed of its Southern California operations for a gross sale price of $2.5 million and recognized a gain on sale of $1.3 million. In October 2020, the Company disposed of its Fresno, California operations for a gross sales price of $26.0 million and recognized a gain on sale of approximately $19.0 million. The Company retained the working capital of both disposal groups and, therefore, such working capital accounts are not presented as assets and liabilities related to discontinued operations in the condensed consolidated balance sheets. In November 2020, the Company signed a letter of intent to sell its remaining California operations for a gross sales price of $1.0 million. The sale closed in February 2021.
The Company’s decision to exit California and the Medicaid line of business represents a strategic shift that will have a major effect on its operations and financial results. As such, the Company’s California operations are reflected in the condensed consolidated financial statements as discontinued operations.
See Note 8 for additional details on the Company’s investigative interrogatories from the DMHC.
The results of discontinued operations are as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Revenues:
Medical services revenu e	$(534)	$51,757	$3,313	$101,941
Other operating revenue	—	56	23	111

Total revenues	(534)	51,813	3,336	102,052

Expenses:
Medical services expense	(1,266)	28,981	(628)	57,421
Other medical expenses	11	18,741	2,491	37,863
General and administrative	2,154	8,351	4,742	19,030
Depreciation and amortization	33	163	87	328

Income (loss) from operations	(1,466)	(4,423)	(3,356)	(12,590)
Other income (expense), net	(81)	154	(33)	336
Gain (loss) on sale of assets	—	—	491	—
Interest expense	—	(71)	—	(175)

Income (loss) before income taxes	(1,547)	(4,340)	(2,898)	(12,429)
Income tax benefit (expense)	(65)	(126)	(129)	(275)

Net income (loss) from discontinued operations	$(1,612)	$(4,466)	$(3,027)	$(12,704)

The following table provides significant
non-cash
operating items for discontinued operations that are included in the condensed consolidated statements of cash flows (in thousands):

	Six Months Ended June 30,
	2021	2020
Non-cash operating activities from discontinued operations:
Depreciation and amortization	$87	$328
Stock-based compensation expense	—	127

NOTE 19. Discontinued Operations

Discontinued operations is a component of an entity that has either been disposed of or is deemed held-for-sale
and, (i) the operations and cash flows of the component have been or will be eliminated from ongoing operations as a result of the disposal transaction, and (ii) the entity will not have any significant continuing involvement in the operations of the component after the disposal transaction.
During 2020, the Company implemented a plan to divest its California operations, which included the entirety of its Medicaid line of business, via three separate transactions with different parties. In August 2020, the Company disposed of its Southern California operations for a gross sales price of $2.5 million and recognized a gain on sale of $1.3 million. In October 2020, the Company disposed of its Fresno, California operations for a gross sales price of $26.0 million and recognized a gain on sale of approximately $19.1 million. The Company retained the working capital of both disposal groups and therefore such working capital accounts are not presented as assets and liabilities related to discontinued operations in the consolidated balance sheets. In December 2020, the Company signed a definitive agreement to sell its remaining California operations for a gross sales price of $1.0 million. The sale closed in February 2021.
The Company’s decision to exit California and the Medicaid line of business represents a strategic shift that will have a major effect on its operations and financial results. As such, the Company’s California operations are reflected in the consolidated financial statements as discontinued operations. Net income (loss) from discontinued operations for the year ended December 31, 2020 includes $3.7 million of severance related to the sale of the Company’s California operations.
The following is a summary of the assets and liabilities related to discontinued operations (in thousands):

	December 31,
	2020	2019
ASSETS
Current assets:
Cash and cash equivalents	$3,917	$6,460
Receivables	908	2,350

Total current assets	4,825	8,810
Intangible assets, net	—	3,930
Other assets, net	—	214

Total assets	$4,825	$12,954

LIABILITIES
Current liabilities:
Medical claims and related payables	$1,293	$1,073
Accounts payable and accrued expenses	2,389	7,236

Total current liabilities	3,682	8,309
Noncurrent liabilities	—	120

Total liabilities	3,682	8,429

Net assets	$1,143	$4,525

The results of discontinued operations are as follows (in thousands):

	Year Ended December 31,
	2020	2019	2018
Revenues:
Medical services revenue	$155,108	$209,799	$ 311,744
Other operating revenue	188	127	63

Total revenues	155,296	209,926	311,807

Expenses:
Medical services expense	84,189	123,850	168,554
Other medical expenses	57,546	79,423	108,358
General and administrative	30,341	47,413	49,874
Depreciation and amortization	568	29,160	9,794
Impairments (recoveries)	—	98,343	40,794

Income (loss) from operations	(17,348)	(168,263)	(65,567)
Other income (expense), ne t	(2,351)	(15,177)	(7,330)
Gain (loss) on sales of assets, net	20,401	—	—
Interest expense	(350)	(1,011)	(29)

Income (loss) before income taxes and noncontrolling interests	352	(184,451)	(72,926)
Income tax benefit (expense)	2,804	16,166	7,588

Net income (loss) from discontinued operations	3,156	(168,285)	(65,338)
Noncontrolling interests’ share of earnings	—	152	(409)

Net income (loss) from discontinued operations attributable to common shares	$3,156	$(168,133)	$ (65,747)

The following table provides significant
non-cash
operating items for discontinued operations that are included in the consolidated statements of cash flows (in thousands):

	Year Ended December 31,
	2020	2019	2018
Non-cash operating activities from discontinued operations:
Depreciation and amortization	$568	$29,160	$9,794
Stock-based compensation expense	217	829	701
Deferred income taxes and uncertain tax positions	(2,809)	(16,177)	(8,012)
Release of indemnification asset s	3,475	19,219	7,330
Impairments	—	98,343	40,794
Other non-cash items	(1,212)	(4,042)	—
Goodwill
In August 2018, the Company’s largest payor in California terminated its relationship with the Company, causing a triggering event to test goodwill for impairment. The Company performed a fair value assessment of the related reporting unit and determined that the carrying amount of the reporting unit exceeded its fair value and the reporting unit’s goodwill wa
s
 impaired. The Company’s fair value calculation is based on an income approach and relies on historical and forecasted revenue and Adjusted EBITDA, as well as market data. All assumptions are considered to be Level 3 measurements within the fair value hierarchy. As a result of the assessment, the Company recognized a $37.8 million impairment charge, included in impairments in the consolidated statements of operations and comprehensive income (loss), which represented the entire goodwill balance of its California reporting unit during the year ended December 31, 2018.
Intangible Assets
Due to the
 continued deterioration in the performance of the California reporting unit, in the fourth quarter of 2019, the Company initiated a process to evaluate strategic alternatives for its California operations, including a sale or abandonment of all or substantially all of such operations. The Company therefore performed an assessment of the long-lived assets in the California reporting unit for impairment and determined that the carrying value of certain of those assets was not recoverable. Accordingly, the Company wrote-down such assets to fair value, resulting in the recognition of a $98.3 million impairment charge in discontinued operations for the year ended December 31, 2019.
To estimate the fair value, the Company considered both an orderly liquidation approach and an income approach. An orderly liquidation value is the amount that could be realized from a liquidation sale, given a reasonable period of time to find a purchaser (or purchasers), selling the asset in the existing condition where it is located, and assuming the highest and best use of the asset by market participants. The Company’s valuation includes inputs that are unobservable and are therefore considered Level 3 inputs in the fair value hierarchy
.
Included in amortization expense for the year ended December 31, 2019 is additional amortization of $21.4 million due to a reduction in the useful life of an intangible asset that the Company ceased using in 2019.
Indemnification Assets
Indemnification assets have been established to offset certain pre-closing liabilities for which the prior owners of some of the Company’s California subsidiaries are obligated to indemnify the Company. The Company deems the amounts receivable under the indemnification agreements to be fully collectible should indemnification claims arise and, as such, a valuation allowance is not deemed necessary. During the years ended December 31, 2020, 2019 and 2018, the Company released $2.8 million,
$19.2 million
,
and $7.3 million, respectively, of indemnification assets in discontinued operations in the consolidated statements of operations as the corresponding pre-closing
liabilities were released as a result of closing certain tax years (see below).
Unrecognized Tax Benefits
As of December 31, 2020, the Company has recorded a liability for unrecognized tax benefits of $10.0 million, inclusive of accrued interest and penalties on unrecognized tax benefits. The liability, if reversed, would result in a tax benefit attributable to continuing operations. During the year ended December 31, 2020, due to expiration of the 2015 state statute of limitations, the Company reversed $2.9 million of tax liability, $0.6 million of accrued interest and $0.6 million of accrued penalties on unrecognized tax benefits and realized a tax benefit of $4.1 million attributable to discontinued operations. The tax benefit from the statute expiration was offset by $0.6 million, $0.6 million, and $0.1 million of additional accruals for taxes, interest, and penalties, respectively, on uncertain tax positions during 2020 resulting in a net tax benefit of $2.8 million.
As of December 31, 2019, the Company has recorded a liability for unrecognized tax benefits of $12.8 million, inclusive of accrued interest and penalties on unrecognized tax benefits. The liability, if reversed, would result in a tax benefit attributable to discontinued operations. During the year ended December 31, 2019, due to expiration of the 2015 U.S. federal and 2014 state statute of limitations, the Company reversed $12.6 million of tax liability, $1.0 million of accrued interest and $2.5 million of accrued penalties on unrecognized tax benefits and realized a tax benefit of $16.2 million attributable to discontinued
operations
.
As of December 31, 2018, the Company has recorded a liability for unrecognized tax benefits of $
29.0 million, inclusive of accrued interest and penalties on unrecognized tax benefits. The liability, if reversed, would result in a tax benefit attributable to discontinued operations. During the year ended December 31, 2018, due to expiration of the 2014 U.S. federal statute of limitations, the Company reversed $6.4 million of tax liability, $0.7 million of accrued interest and $1.3 million of accrued penalties on unrecognized tax benefits and realized a tax benefit of $8.4 million attributable to discontinued operations.
Compliance Requirements
In February 2018, the Company voluntarily disclosed to the California Department of Managed Health Care (“DMHC”) and its contracting payors, certain noncompliant practices in the Company’s claims and utilization management operations. Commencing in early 2018, the Company took action to remediate all identified exceptions in order to bring such operations into full compliance with the requirements of the DMHC and its payors. On December 10, 2019, the DMHC, Office of Financial Review, corresponded with the Company’s Claims and Compliance departments seeking an acknowledgement letter from the Company’s California affiliated independent practice associations (“California IPAs”) regarding certain audit deficiencies covering the period December 1, 2018 through February 28, 2019. On December 17, 2019, the Company responded to the request stating that it did not materially dispute the DMHC’s findings. It further stated, among other things, that the California IPAs had implemented corrective action to remediate substantially all known deficiencies identified by the DMHC’s audit findings. On March 9, 2021, the Company received a set of investigative interrogatories from the DMHC pursuant to its investigation of the Company’s claims and utilization management practices, including information regarding the payors affected thereby. The Company is cooperating with the DMHC to provide all requested information. While the Company has divested all of its California operations as of February 2021, the Company retains certain liabilities stemming therefrom. The Company is unable to predict the outcome of this matter or reasonably estimate the amount of any adverse impact on the Company’s consolidated financial position, operations, or cash flows resulting from the DMHC’s audit findings, if any.